Defined benefit plans (Detail 10) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Total
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 33,176	$ 30,039
Swiss plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	$ 28,219	$ 25,839
Plan asset allocation %		100.00%	100.00%
Swiss plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 159	$ 137
Plan asset allocation %		1.00%	1.00%
Swiss plan | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3,050	$ 2,963
Plan asset allocation %		11.00%	11.00%
Swiss plan | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 160	$ 0
Plan asset allocation %		1.00%	0.00%
Swiss plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 701	$ 628
Plan asset allocation %		2.00%	2.00%
Swiss plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 7,743	$ 7,237
Plan asset allocation %		27.00%	28.00%
Swiss plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3,238	$ 2,570
Plan asset allocation %		11.00%	10.00%
Swiss plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 5,880	$ 6,194
Plan asset allocation %	[2]	21.00%	24.00%
Swiss plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 999	$ 892
Plan asset allocation %	[2]	4.00%	3.00%
Swiss plan | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 0	$ 11
Plan asset allocation %		0.00%	0.00%
Swiss plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 5,560	$ 4,659
Plan asset allocation %		20.00%	18.00%
Swiss plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 729	$ 549
Plan asset allocation %		3.00%	2.00%
Swiss plan | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 19,206	$ 17,190
Swiss plan | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		159	137
Swiss plan | Quoted in active market | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Quoted in active market | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		701	628
Swiss plan | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		6,091	5,721
Swiss plan | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		3,238	2,570
Swiss plan | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	5,880	6,194
Swiss plan | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	999	892
Swiss plan | Quoted in active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,604	518
Swiss plan | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		535	531
Swiss plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		9,014	8,649
Swiss plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Other | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		3,050	2,963
Swiss plan | Other | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		160	0
Swiss plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,653	1,515
Swiss plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
Swiss plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
Swiss plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	11
Swiss plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		3,956	4,142
Swiss plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		194	18
UK plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3,658	$ 3,032
Plan asset allocation %		100.00%	100.00%
UK plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 141	$ 143
Plan asset allocation %		4.00%	5.00%
UK plan | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 1,810	$ 1,604
Plan asset allocation %	[2]	49.00%	53.00%
UK plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 33	$ 26
Plan asset allocation %		1.00%	1.00%
UK plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 916	$ 658
Plan asset allocation %		25.00%	22.00%
UK plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 727	$ 680
Plan asset allocation %	[2]	20.00%	22.00%
UK plan | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 22	$ 15
Plan asset allocation %	[2]	1.00%	0.00%
UK plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 310	$ 258
Plan asset allocation %	[2]	8.00%	9.00%
UK plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 108	$ 51
Plan asset allocation %	[2]	3.00%	2.00%
UK plan | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 122	$ 131
Plan asset allocation %		3.00%	4.00%
UK plan | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 19	$ 0
Plan asset allocation %		1.00%	0.00%
UK plan | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 7	$ 0
Plan asset allocation %		0.00%	0.00%
UK plan | Derivative financial instruments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3	$ 0
Plan asset allocation %		0.00%	0.00%
UK plan | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 6	$ 22
Plan asset allocation %		0.00%	1.00%
UK plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	$ (565)	$ (556)
Plan asset allocation %	[3]	(15.00%)	(18.00%)
UK plan | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3,483	$ 2,900
UK plan | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		141	143
UK plan | Quoted in active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	1,810	1,604
UK plan | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		33	26
UK plan | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		916	658
UK plan | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	610	587
UK plan | Quoted in active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	22	15
UK plan | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	310	258
UK plan | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	108	51
UK plan | Quoted in active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		103	102
UK plan | Quoted in active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK plan | Quoted in active market | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK plan | Quoted in active market | Derivative financial instruments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		3	0
UK plan | Quoted in active market | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	21
UK plan | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	(572)	(565)
UK plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		175	132
UK plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK plan | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UK plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	117	93
UK plan | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UK plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UK plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UK plan | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		18	28
UK plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		19	0
UK plan | Other | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		7	0
UK plan | Other | Derivative financial instruments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK plan | Other | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		6	2
UK plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	7	9
US and German plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,299	1,168
US plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,299	$ 1,168
Plan asset allocation %		100.00%	100.00%
US plans | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 27	$ 27
Plan asset allocation %		2.00%	2.00%
US plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 475	$ 462
Plan asset allocation %	[2]	37.00%	40.00%
US plans | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 2	$ 2
Plan asset allocation %	[2]	0.00%	0.00%
US plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 99	$ 92
Plan asset allocation %	[2]	8.00%	8.00%
US plans | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 3	$ 3
Plan asset allocation %	[2]	0.00%	0.00%
US plans | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 208	$ 143
Plan asset allocation %		16.00%	12.00%
US plans | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 161	$ 157
Plan asset allocation %		12.00%	13.00%
US plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 176	$ 104
Plan asset allocation %	[2]	14.00%	9.00%
US plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 28	$ 23
Plan asset allocation %	[2]	2.00%	2.00%
US plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 17	$ 56
Plan asset allocation %	[2]	1.00%	5.00%
US plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 3	$ 6
Plan asset allocation %	[2]	0.00%	1.00%
US plans | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 13	$ 13
Plan asset allocation %		1.00%	1.00%
US plans | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 69	$ 64
Plan asset allocation %		5.00%	5.00%
US plans | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 18	$ 17
Plan asset allocation %		1.00%	1.00%
US plans | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,268	$ 1,139
US plans | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		27	27
US plans | Quoted in active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	475	462
US plans | Quoted in active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	2	2
US plans | Quoted in active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	99	92
US plans | Quoted in active market | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	3	3
US plans | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		208	143
US plans | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		161	157
US plans | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	176	104
US plans | Quoted in active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	28	23
US plans | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	17	56
US plans | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	3	6
US plans | Quoted in active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		69	64
US plans | Quoted in active market | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		31	29
US plans | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		13	13
US plans | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		18	17
UBS AG | Total
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		20,864	19,972
UBS AG | Swiss plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 15,908	$ 15,772	[4]
Plan asset allocation %		100.00%	100.00%
UBS AG | Swiss plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 90	$ 83
Plan asset allocation %		1.00%	1.00%
UBS AG | Swiss plan | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,720	$ 1,808
Plan asset allocation %		11.00%	11.00%
UBS AG | Swiss plan | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 90	$ 0
Plan asset allocation %		1.00%	0.00%
UBS AG | Swiss plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 395	$ 383
Plan asset allocation %		2.00%	2.00%
UBS AG | Swiss plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 4,365	$ 4,417
Plan asset allocation %		27.00%	28.00%
UBS AG | Swiss plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 1,825	$ 1,569
Plan asset allocation %	[2]	11.00%	10.00%
UBS AG | Swiss plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 3,315	$ 3,781
Plan asset allocation %	[2]	21.00%	24.00%
UBS AG | Swiss plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 563	$ 544
Plan asset allocation %	[2]	4.00%	3.00%
UBS AG | Swiss plan | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 0	$ 7
Plan asset allocation %		0.00%	0.00%
UBS AG | Swiss plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3,134	$ 2,844
Plan asset allocation %		20.00%	18.00%
UBS AG | Swiss plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 411	$ 335
Plan asset allocation %		3.00%	2.00%
UBS AG | Swiss plan | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 10,827	$ 10,493
UBS AG | Swiss plan | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		90	83
UBS AG | Swiss plan | Quoted in active market | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Quoted in active market | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		395	383
UBS AG | Swiss plan | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		3,433	3,492
UBS AG | Swiss plan | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	1,825	1,569
UBS AG | Swiss plan | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	3,315	3,781
UBS AG | Swiss plan | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	563	544
UBS AG | Swiss plan | Quoted in active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		904	316
UBS AG | Swiss plan | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		301	324
UBS AG | Swiss plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		5,081	5,279
UBS AG | Swiss plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Other | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,720	1,808
UBS AG | Swiss plan | Other | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		90	0
UBS AG | Swiss plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		932	925
UBS AG | Swiss plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | Swiss plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | Swiss plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | Swiss plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	7
UBS AG | Swiss plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		2,230	2,528
UBS AG | Swiss plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		109	11
UBS AG | UK plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3,658	$ 3,032
Plan asset allocation %		100.00%	100.00%
UBS AG | UK plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 141	$ 143
Plan asset allocation %		4.00%	5.00%
UBS AG | UK plan | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 1,810	$ 1,604
Plan asset allocation %	[2]	49.00%	53.00%
UBS AG | UK plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 33	$ 26
Plan asset allocation %		1.00%	1.00%
UBS AG | UK plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 916	$ 658
Plan asset allocation %		25.00%	22.00%
UBS AG | UK plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 727	$ 680
Plan asset allocation %	[2]	20.00%	22.00%
UBS AG | UK plan | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 22	$ 15
Plan asset allocation %	[2]	1.00%	0.00%
UBS AG | UK plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 310	$ 258
Plan asset allocation %	[2]	8.00%	9.00%
UBS AG | UK plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 108	$ 51
Plan asset allocation %	[2]	3.00%	2.00%
UBS AG | UK plan | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 122	$ 131
Plan asset allocation %		3.00%	4.00%
UBS AG | UK plan | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 19
Plan asset allocation %		1.00%
UBS AG | UK plan | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 7
Plan asset allocation %		0.00%
UBS AG | UK plan | Derivative financial instruments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3	$ 0
Plan asset allocation %		0.00%	0.00%
UBS AG | UK plan | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 6	$ 22
Plan asset allocation %		0.00%	1.00%
UBS AG | UK plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	$ (565)	$ (556)
Plan asset allocation %	[3]	(15.00%)	(18.00%)
UBS AG | UK plan | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3,483	$ 2,900
UBS AG | UK plan | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		141	143
UBS AG | UK plan | Quoted in active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	1,810	1,604
UBS AG | UK plan | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		33	26
UBS AG | UK plan | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		916	658
UBS AG | UK plan | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	610	587
UBS AG | UK plan | Quoted in active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	22	15
UBS AG | UK plan | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	310	258
UBS AG | UK plan | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	108	51
UBS AG | UK plan | Quoted in active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		103	102
UBS AG | UK plan | Quoted in active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0
UBS AG | UK plan | Quoted in active market | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0
UBS AG | UK plan | Quoted in active market | Derivative financial instruments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		3	0
UBS AG | UK plan | Quoted in active market | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	21
UBS AG | UK plan | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	(572)	(565)
UBS AG | UK plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		175	132
UBS AG | UK plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK plan | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | UK plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	117	93
UBS AG | UK plan | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | UK plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | UK plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | UK plan | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		18	28
UBS AG | UK plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		19
UBS AG | UK plan | Other | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		7
UBS AG | UK plan | Other | Derivative financial instruments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK plan | Other | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		6	2
UBS AG | UK plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	7	9
UBS AG | US and German plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,299	1,168
UBS AG | US plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,299	$ 1,168
Plan asset allocation %		100.00%	100.00%
UBS AG | US plans | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 27	$ 27
Plan asset allocation %		2.00%	2.00%
UBS AG | US plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 475	$ 462
Plan asset allocation %	[2]	37.00%	40.00%
UBS AG | US plans | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 2	$ 2
Plan asset allocation %	[2]	0.00%	0.00%
UBS AG | US plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 99	$ 92
Plan asset allocation %	[2]	8.00%	8.00%
UBS AG | US plans | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 3	$ 3
Plan asset allocation %	[2]	0.00%	0.00%
UBS AG | US plans | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 208	$ 143
Plan asset allocation %		16.00%	12.00%
UBS AG | US plans | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 161	$ 157
Plan asset allocation %		12.00%	13.00%
UBS AG | US plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 176	$ 104
Plan asset allocation %	[2]	14.00%	9.00%
UBS AG | US plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 28	$ 23
Plan asset allocation %	[2]	2.00%	2.00%
UBS AG | US plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 17	$ 56
Plan asset allocation %	[2]	1.00%	5.00%
UBS AG | US plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 3	$ 6
Plan asset allocation %	[2]	0.00%	1.00%
UBS AG | US plans | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 13	$ 13
Plan asset allocation %		1.00%	1.00%
UBS AG | US plans | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 69	$ 64
Plan asset allocation %		5.00%	5.00%
UBS AG | US plans | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 18	$ 17
Plan asset allocation %		1.00%	1.00%
UBS AG | US plans | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,268	$ 1,139
UBS AG | US plans | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		27	27
UBS AG | US plans | Quoted in active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	475	462
UBS AG | US plans | Quoted in active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	2	2
UBS AG | US plans | Quoted in active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	99	92
UBS AG | US plans | Quoted in active market | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	3	3
UBS AG | US plans | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		208	143
UBS AG | US plans | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		161	157
UBS AG | US plans | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	176	104
UBS AG | US plans | Quoted in active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	28	23
UBS AG | US plans | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	17	56
UBS AG | US plans | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	3	6
UBS AG | US plans | Quoted in active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		69	64
UBS AG | US plans | Quoted in active market | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		31	29
UBS AG | US plans | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		13	13
UBS AG | US plans | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 18	$ 17

[1]
Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

[2]
The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification

[3]	Mainly relates to repurchase arrangements on UK treasury bonds.
[4]
Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in.